General information (Tables)	6 Months Ended
Dec. 31, 2024
General Information [Abstract]
Directors and executive officers
The following table provides information relating to our directors and executive officers as of the date of approving these condensed financial statements.

Name	Age	Position
Craig Wood	46	Chief Executive Officer and Director
Marshall (Mark) D. Smith	64	Chief Financial Officer
Alec Waugh	58	General Counsel
Sue Opie	57	Chief People Officer
Chris Comyns	48	General Manager - Technologies
Lachlan Roberts	49	General Manager Project Development and Delivery
Peter Botten	68	Chairman
Colleen Calhoun	57	Director
Thomas Quinn	62	Director
William Restrepo	64	Director
Colin Richardson	63	Director
John Yearwood	64	Director